Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Compensation of Key Management Personnel
Compensation of key management personnel:

	Year ended December 31,
	2021	2020	2019
	(Euros in thousands)

Fixed	2,481	2,660	1,202
Variable	1,317	886	521
Share-based compensation expense	17,016	13,841	697
Total key management compensation	20,814	17,387	2,420

Fixed and variable key management compensation represent short-term employee benefits.

Summary of Compensation for the Supervisory Board
Total compensation for the
non-executive
members of the Board amounted to €2.1 million in 2021:

(Euros in thousands)	Peter Chambré	Friedrich von Bohlen	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Christoph Hettich	Eliot Forster	Total
Board compensation	80	20	55	53	40	40	20	40	348
Travel expenses	—	1	10	—	3	—	—	1	15
Share-based compensation expense	1,143	30	114	114	114	114	—	122	1,751

Total cash compensation	1,223	51	179	167	157	154	20	163	2,114

(Euros in thousands)	Peter Chambré	Harald F. Stock	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Christoph Hettich	Eliot Forster	Total
Supervisory board compensation	140	16	28	26	20	20	20	12	282
Travel expenses	4	—	—	—	—	—	—	—	4
Payment Exit arrangement	2,394	—	—	—	—	—	—	—	2,394
Share-based compensation expense	1,046	—	70	70	70	70	70	40	1,436

Total cash compensation	3,584	16	98	96	90	90	90	52	4,116

Total compensation for the Supervisory Board amounted to €0.4 million in 2019:

	Peter Chambré	Harald F. Stock	Total
(Euros in thousands)
Supervisory board fee	300	9	309
Travel expenses	87	20	107

Total	387	29	416

Summary of Options Granted to Managing Director and Supervisory Directors	The following options were granted to Immatics’ Directors:

	Type of options	Grant date	Number of Options	Strike Price in USD	Expiration date
Managing Director
Harpreet Singh	Performance- based options	June 30, 2020	1,598,000	10.00	June 30, 2030
Harpreet Singh	Service options	June 30, 2020	168,000	10.00	June 30, 2030
Harpreet Singh	Matching Stock options	June 30, 2020	264,624	10.00	June 30, 2030
Harpreet Singh	Converted options	June 30, 2020	30,939	1.06	July 1, 2027
Harpreet Singh	Converted options	June 30, 2020	145,371	1.17	January 1, 2028
Harpreet Singh	Service options	December 17, 2020	168,000	9.70	December 17, 2030
Harpreet Singh	Service options	December 9, 2021	168,000	11.00	December 9, 2031

	Type of options	Grant date	Number of Options	Strike Price in USD	Expiration date
Board of Directors
Peter Chambré	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Peter Chambré	Matching Stock options	June 30, 2020	211,974	10.00	June 30, 2030
Peter Chambré	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Adam Stone	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Adam Stone	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Heather L. Mason	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Heather L. Mason	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Michael G. Atieh	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Michael G. Atieh	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Paul Carter	Service options	June 30, 2020	25,000	10.00	June 30, 2030
Paul Carter	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Eliot Forster	Service options	September 14, 2020	25,000	9.16	September 13, 2030
Eliot Forster	Service options	December 9, 2021	15,000	11.00	December 9, 2031
Friedrich von Bohlen	Service options	June 17, 2021	25,000	12.05	June 17, 2031
Friedrich von Bohlen	Service options	December 9, 2021	15,000	11.00	December 9, 2031